Trade and other receivables	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables
Trade and other receivables

				$ million
		2018		2017
	Current	Non-current	Current	Non-current
Financial assets
Trade receivables	19,414	7	18,912	4
Amounts receivable from joint ventures and associates	642	2	566	2
Other receivables	3,275	740	4,206	671
	23,331	749	23,684	677
Non-financial assets
Gulf of Mexico oil spill trust fund reimbursement asset	214	—	252	—
Sales taxes and production taxes	790	482	746	276
Other receivables	143	603	167	481
	1,147	1,085	1,165	757
	24,478	1,834	24,849	1,434
In both 2018 and 2017 the group entered into non-recourse arrangements to discount certain receivables in support of supply and trading activities and the management of credit risk.
Trade and other receivables are predominantly non-interest bearing. See Note 29 for further information.